CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash	$ 258,551	$ 809,481
Prepaid expenses and other assets	188,075	268,208
Total current assets	446,626	1,077,689
Prepaid expenses - non-current		17,868
Investments held in Trust Account	8,097,937	117,191,410
TOTAL ASSETS	8,544,563	118,286,967
CURRENT LIABILITIES
Accounts payable and accrued expenses	946,883	829,440
Derivative liability-Forward Purchase Agreement	597,285
Excise tax payable	1,094,366
Income tax payable	305,562	250,739
Franchise tax payable	22,000	163,200
Total liabilities	2,966,096	1,243,379
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock; $0.0001 par value; 50,000,000 shares authorized; 3,251,000 shares issued and outstanding (excluding 770,221 shares and 11,500,000 shares, respectively, subject to possible redemption) as of June 30, 2023 and December 31, 2022	324	324	[1]
Additional paid-in capital		1,605,560
Accumulated deficit	(2,551,440)	(1,862,271)
Total stockholders' deficit	(2,551,116)	(256,387)
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS' DEFICIT	8,544,563	118,286,967
Common stock subject to possible redemption
CURRENT LIABILITIES
Common stock subject to possible redemption, $0.0001 par value, 770,221 shares and 11,500,000 shares at redemption value of approximately $10.55 and $10.20 per share as of June 30, 2023 and December 31, 2022, respectively	$ 8,129,583	$ 117,299,975

[1]	Comprised of 2,875,000 Founder Shares and 376,000 shares of common stock included in the sale of the Private Placement Units